Concentrations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Concentration Risk [Line Items]
Due from customers	$ 316,302	$ 605,640	$ 440,780
Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	72.00%	84.00%